Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our revenues by major geographical region for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30, 2022			Nine months ended September 30, 2022
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$148	$44	$192	$648	$153	$801
North America	117	76	193	318	217	535
APAC	61	21	82	261	67	328
Other	35	4	39	130	13	143
Total Revenues	$361	$145	$506	$1,357	$450	$1,807

	For the Three Months Ended September 30, 2021			For the Nine Months Ended September 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$217	$48	$265	$647	$163	$810
North America	81	55	136	236	175	411
APAC	90	20	110	254	67	321
Other	42	4	46	122	13	135
Total Revenues	$430	$127	$557	$1,259	$418	$1,677
The following table disaggregates our revenues by major product line for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30, 2022			For the Nine Months Ended September 30, 2022
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$361	$—	$361	$1,357	$—	$1,357
Color Pigments	—	73	73	—	238	238
Functional Additives	—	31	31	—	104	104
Timber Treatment	—	41	41	—	108	108
Total Revenues	$361	$145	$506	$1,357	$450	$1,807

	For the Three Months Ended September 30, 2021			For the Nine Months Ended September 30, 2021
	Titanium Dioxide	Performance Additives	Total	-	Performance Additives	Total
TiO2	$430	$—	$430	$1,259	$—	$1,259
Color Pigments	—	74	74	—	222	222
Functional Additives	—	29	29	—	100	100
Timber Treatment	—	24	24	—	87	87
Water Treatment [1]	—	—	—	—	9	9
Total Revenues	$430	$127	$557	$1,259	$418	$1,677
[1] Water treatment business was sold in May 2021.